CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Proceeds from capital increase	€ 21,289	€ 21,289 [1]

[1]	The proceeds from capital increase of €21,289 thousands relate to the Company’s successful common stock offering in April 2021 – refer to note 17-1.